UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio
12/31/05 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Aerospace and Defense (1.3%)
European Aeronautic Defense and Space Co. (Netherlands)	241,034	$9,068,388

Airlines (0.5%)
British Airways PLC (United Kingdom) (NON)	694,274	3,980,349

Automotive (2.2%)
Suzuki Motor Corp. (Japan)	338,000	6,258,198
Toyota Motor Corp. (Japan)	188,600	9,780,798
		16,038,996

Banking (10.8%)
ABN AMRO Holdings NV (Netherlands)	142,449	3,711,216
Anglo Irish Bank Corp. PLC (Ireland)	521,788	7,889,387
BNP Paribas SA (France)	136,188	10,978,386
Depfa Bank PLC (Ireland)	188,943	2,792,177
DnB Holdings ASA (Norway)	552,983	5,882,189
Julius Baer Holding, Ltd. Class B (Switzerland)	41,792	2,952,971
KBC Groupe SA (Belgium)	75,336	6,988,153
Mitsui Trust Holdings, Inc. (Japan)	300,000	3,599,695
Mizuho Financial Group, Inc. (Japan)	1,963	15,569,596
Nordea AB (Sweden)	391,500	4,059,519
Royal Bank of Scotland Group PLC (United Kingdom)	112,841	3,399,287
Royal Bank of Scotland Group PLC 144A (United Kingdom)	218,731	6,589,178
UniCredito Italiano SpA (Italy)	536,119	3,673,656
		78,085,410

Basic Materials (1.7%)
Antofagasta PLC (United Kingdom)	387,955	12,446,134

Beverage (1.2%)
InBev NV (Belgium)	97,709	4,237,301
ITO EN, Ltd. (Japan)	70,500	4,217,693
		8,454,994

Broadcasting (0.5%)
Modern Times Group AB Class B (Sweden) (NON)	92,450	3,851,938

Building Materials (2.4%)
CRH PLC (Ireland)	449,588	13,176,566
Sika AG (Switzerland) (NON)	5,428	4,490,376
		17,666,942

Chemicals (1.2%)
BASF AG (Germany)	64,100	4,893,558
Toray Industries, Inc. (Japan)	455,000	3,709,092
		8,602,650

Commercial and Consumer Services (0.7%)
SGS Societe Generale Surveillance Holding SA (Switzerland)	6,145	5,167,471

Communications Equipment (1.0%)
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	2,025,748	6,950,834

Conglomerates (1.6%)
Vivendi Universal SA (France)	360,702	11,256,400

Consumer Finance (1.4%)
Aiful Corp. (Japan)	48,050	4,010,614
Diamond Lease Co., Ltd. (Japan)	135,000	6,166,003
		10,176,617

Consumer Goods (2.7%)
Henkel KGaA (Preference) (Germany)	38,300	3,839,537
KAO Corp. (Japan)	147,000	3,936,277
Reckitt Benckiser PLC (United Kingdom)	353,733	11,657,908
		19,433,722

Electric Utilities (1.8%)
E.On AG (Germany)	39,900	4,115,698
National Thermal Power Corp., Ltd. (India)	1,647,960	4,105,251
National Thermal Power Corp., Ltd. 144A (India)	66,800	166,406
Scottish and Southern Energy PLC (United Kingdom)	277,764	4,834,569
		13,221,924

Electrical Equipment (0.8%)
Siemens AG (Germany)	65,300	5,573,563

Electronics (5.0%)
Chartered Semiconductor Manufacturing, Ltd. (Singapore) (NON)	4,574,000	3,576,662
LG Electronics, Inc. (South Korea)	152,790	13,509,056
Media Tek, Inc. (Taiwan)	349,700	4,121,259
Omron Corp. (Japan)	156,100	3,597,932
Samsung Electronics Co., Ltd. (South Korea)	18,150	11,842,426
		36,647,335

Energy (0.1%)
Q-Cells AG 144A (Germany) (NON)	12,123	705,314

Engineering & Construction (2.7%)
COMSYS Holdings Corp. (Japan)	262,000	3,745,394
Daito Trust Construction Co., Ltd. (Japan)	304,300	15,729,430
		19,474,824

Financial (3.2%)
Hana Financial Group, Inc. (South Korea)	117,705	5,384,130
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	906,000	3,756,839
ICAP PLC (United Kingdom)	803,554	5,586,167
Orix Corp. (Japan)	34,300	8,734,133
		23,461,269

Food (1.4%)
Nestle SA (Switzerland)	34,922	10,416,170

Health Care Services (0.9%)
Fresenius Medical Care AG (Germany)	29,700	3,118,909
Mediceo Paltac Holdings Co., Ltd. (Japan)	225,800	3,266,169
		6,385,078

Homebuilding (0.4%)
Berkely Group Holdings PLC (United Kingdom) (NON)	150,916	2,878,016

Household Furniture and Appliances (0.5%)
Nobia AB (Sweden)	164,200	3,322,675

Insurance (1.9%)
QBE Insurance Group, Ltd. (Australia)	318,508	4,577,814
Swiss Re (Switzerland)	50,596	3,694,092
Wiener Staed Ver 144A (Austria)	27,000	1,587,413
Zurich Financial Services AG (Switzerland) (NON)	17,835	3,790,073
		13,649,392

Investment Banking/Brokerage (3.7%)
Aeroplan Income Fund (Canada)	189,400	2,093,633
Aeroplan Income Fund 144A (Canada)	157,800	1,744,326
Macquarie Bank, Ltd. (Australia)	375,966	18,788,673
SembCorp Industries, Ltd. (Singapore)	2,415,800	3,981,529
		26,608,161

Machinery (1.9%)
Fanuc, Ltd. (Japan)	41,800	3,545,615
Kone OYJ Class B (Finland) (NON)	127,920	5,058,632
Makita Corp. (Japan)	57,900	1,422,846
SMC Corp. (Japan)	27,800	3,969,409
		13,996,502

Manufacturing (0.4%)
Wolseley PLC (United Kingdom)	143,154	3,010,117

Metals (2.0%)
Rio Tinto, Ltd. (Australia)	99,824	5,050,865
Teck Corp. (Canada)	106,000	5,631,732
Zinifex, Ltd. (Australia)	767,789	3,873,575

		14,556,172

Oil & Gas (15.1%)
BP PLC (United Kingdom)	2,079,345	22,093,321
ENI SpA (Italy)	273,122	7,547,274
Norsk Hydro ASA (Norway)	137,087	14,035,382
Petro-Canada (Canada)	89,200	3,562,959
Royal Dutch Shell PLC Class A (Netherlands)	465,366	14,149,422
Royal Dutch Shell PLC Class B (Netherlands)	225,543	7,193,146
Saipem SpA (Italy)	560,250	9,158,118
Statoil ASA (Norway)	580,500	13,293,173
Total SA (France)	74,629	18,677,301
		109,710,096

Pharmaceuticals (11.3%)
AstraZeneca PLC (London Exchange) (United Kingdom)	154,589	7,506,809
Daiichi Sankyo Co., Ltd. (Japan)	394,600	7,607,110
GlaxoSmithKline PLC (United Kingdom)	933,664	23,542,697
Novartis AG (Switzerland)	265,011	13,888,137
Roche Holding AG (Switzerland)	37,530	5,619,816
Sanofi-Synthelabo SA (France)	113,377	9,895,046
Taisho Pharmaceutical Co., Ltd. (Japan)	279,000	5,224,896
Takeda Pharmaceutical Co., Ltd. (Japan)	125,700	6,795,746
Terumo Corp. (Japan)	78,100	2,309,711
		82,389,968

Photography/Imaging (0.6%)
Konica Corp. (Japan)	398,500	4,055,576

Railroads (1.0%)
Canadian National Railway Co. (Canada)	88,900	7,089,773

Real Estate (3.2%)
Aeon Mall Co., Ltd. (Japan)	47,200	2,299,805
Leopalace21 Corp. (Japan)	234,900	8,519,380
Link REIT (The) (Hong Kong) (NON)(R)	1,803,000	3,418,428
Mitsui Fudoscan Co., Ltd. (Japan)	186,000	3,774,850
Nexity (France)	16,572	840,436
Nexity 144A (France)	81,520	4,134,222
		22,987,121

Retail (3.9%)
Hyundai Department Store Co., Ltd. (South Korea)	57,380	4,863,097
Jeronimo Martins, SGPS, SA (Portugal)	235,608	3,529,026
Lawson, Inc. (Japan)	77,200	3,179,324
Marks & Spencer PLC (United Kingdom)	481,512	4,173,903
Onward Kashiyama Co., Ltd. (Japan)	433,000	8,512,499
Sundrug Co., Ltd. (Japan)	70,100	3,837,353
		28,095,202

Semiconductor (0.4%)
Tokyo Electron, Ltd. (Japan)	50,800	3,189,797

Shipping (1.1%)
Bergesen Worldwide 144A (Norway) (NON)	398,800	5,228,995
Dampskibsselskabet Torm A/S (Denmark)	56,300	2,715,935
		7,944,930

Technology Services (1.4%)
Obic Co., Ltd. (Japan)	13,500	2,972,036
United Internet AG (Germany)	193,425	7,395,827
		10,367,863

Telecommunications (3.0%)
China Mobile (Hong Kong), Ltd. (Hong Kong)	905,500	4,286,156
Koninklijke (Royal) KPN NV (Netherlands)	986,822	9,857,876
Maroc Telecom (Morocco)	265,788	2,814,964
NTT DoCoMo, Inc. (Japan)	3,274	4,993,814
		21,952,810

Tobacco (2.7%)
Japan Tobacco, Inc. (Japan)	1,338	19,501,398

Water Utilities (0.5%)
Veolia Environnement (France)	79,353	3,578,839

TOTAL INVESTMENTS

Total investments (cost $603,432,622) (b)		$725,950,730

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/05 (aggregate face value $130,961,817) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,435,372	$26,184,184	1/18/06	$(748,812)
British Pound	22,731,299	22,987,252	3/15/06	(255,953)
Canadian Dollar	34,763,795	34,696,477	1/18/06	67,318
Euro	30,619,658	30,795,013	3/15/06	(175,355)
Japanese Yen	4,055,180	4,005,543	2/15/06	49,637
Norwegian Krone	2,150,548	2,154,159	3/15/06	(3,611)
Swiss Franc	10,101,262	10,139,189	3/15/06	(37,927)

Total				$(1,104,703)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/05 (aggregate face value $151,127,676) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$15,445,603	$15,764,696	1/18/06	$319,093
British Pound	9,851,814	9,954,296	3/15/06	102,482
Canadian Dollar	1,762,825	1,747,433	1/18/06	(15,392)
Euro	22,145,580	22,307,443	3/15/06	161,863
Japanese Yen	40,616,187	40,570,318	2/15/06	(45,869)
Swedish Krona	13,029,018	13,035,595	3/15/06	6,577
Swiss Franc	12,646,696	12,736,094	3/15/06	89,398
Norwegian Krone	34,996,402	35,011,801	3/15/06	15,399

Total				$633,551

NOTES

(a) Percentages indicated are based on net assets of $725,301,277.

(b) The aggregate identified cost on a tax basis is $605,317,580, resulting in gross unrealized appreciation and depreciation of $125,723,114 and $5,089,964, respectively, or net unrealized appreciation of $120,633,150.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $27,532 for the period ended December 31, 2005. During the period ended December 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $46,156,267 and $46,156,267, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Australia	4.5%
Belgium	1.6
Canada	2.8
Finland	0.7
France	8.2
Germany	4.1
Hong Kong	1.6
India	0.6
Ireland	3.3
Italy	2.8
Japan	25.9
Netherlands	6.1
Norway	5.3
Portugal	0.5
Singapore	1.0
South Korea	4.9
Sweden	2.5
Switzerland	6.9
Taiwan	0.6
United Kingdom	15.4
Other	0.7

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006